Customer deposits (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Deposits From Customers [Line Items]
Amounts due to banks	$ 23,347	$ 70,962
Customer deposits	745,777	792,029
of which: demand deposits	221,797	240,942
of which: retail savings / deposits	182,274	186,087
of which: sweep deposits	41,935	41,045
of which: time deposits	299,771	323,955
Total amounts due to banks and customer deposits	$ 769,124	$ 862,990